Description of Organization and Business Operations and Liquidity (Details) - USD ($)																		3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 04, 2023	Sep. 01, 2023	Jul. 28, 2023	Jul. 18, 2023	Jul. 17, 2023	Jul. 07, 2023	Jun. 30, 2023	May 09, 2023	May 08, 2023	Mar. 31, 2023	Jan. 26, 2023	Jan. 03, 2023	Dec. 20, 2022	Dec. 16, 2022	Aug. 16, 2022	Oct. 08, 2021	Oct. 08, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jul. 03, 2023	Apr. 03, 2023	Jan. 27, 2023	Dec. 31, 2021
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Deferred underwriting fees payable																$ 9,150,000	$ 9,150,000
Investment of cash in trust account																	$ 178,500,000		$ 178,500,000
Cash deposited in trust account per unit (in Dollars per share)																$ 10.2	$ 10.2	$ 10.2	$ 10.2
Term of restricted investments																	185 days
Public shares (in Dollars per share)																		$ 10.2	$ 10.2		$ 10.2
Minimum net worth to consummate business combination																		$ 5,000,001	$ 5,000,001		$ 5,000,001
Aggregate of share percentage																					20.00%
Assets held in trust non current																									$ 178,499,615
Public Shares issued																		547	547		88				88
Expenses payable on dissolution																					$ 100,000
Value per share to be maintained in the trust account (in Dollars per share)																					$ 10.2
Excise tax percentage															1.00%
Cash																		119,014	119,014		$ 475,870				1,098,573
Trust account																					41,665,974
Net working capital																		$ 4,624,973	$ 4,624,973		$ 1,605,546
Temporary equity, redemption price per share (in Dollars per share)																		$ 10.83	$ 10.83		$ 10.45				$ 10.2
Deferred underwriting commissions including fees																		$ 9,150,000	$ 9,150,000
deferred underwriting fees payable																			$ 9,150,000
Fair value percentage																		80.00%	80.00%
Percentage of aggregate share																			20.00%
Deposit held in trust account		$ 22,949	$ 8,846			$ 37,052	$ 150,000		$ 125,000	$ 100,000									$ 768,846
Payments of aggregate																		$ (56,389)
Sale of stock price per share (in Dollars per share)																		$ 10.2	$ 10.2
payments of accrual interest																		$ 8,300,000	$ 8,300,000
Interest to pay dissolution expenses																			$ 100,000
Percentage of excise tax															1.00%				1.00%
(in Shares)					523,341
Total redemption amount					$ 5,638,879														$ 5,638,879
Excise tax liability																		56,389	$ 56,389
Percentage of excise tax liability																			1.00%
Cash and Cash Equivalents, at Carrying Value																		119,014	$ 119,014
Bank Acceptances Executed and Outstanding																		8,329,792	8,329,792
Additional federal income tax due								$ 182,308
Minimum [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Fair market value as percentage of net assets held in trust account included in initial business combination																					80.00%
Post-transaction ownership percentage of the target entity																					50.00%
Temporary equity, redemption price per share (in Dollars per share)											$ 10.26
Common stock traded at a value																							$ 50,000,000
Maximum [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Temporary equity, redemption price per share (in Dollars per share)											$ 10.34
Unsecured Promissory Note [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Assets held in trust non current																					$ 325,000
Marketable Securities [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Trust account																					41,665,974
IPO [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares (in Shares)																15,500,000	15,500,000
Unit price per share (in Dollars per share)																$ 10	$ 10
Proceeds from initial public offering gross																$ 155,000,000	$ 155,000,000
Offering costs																	12,729,318		12,729,318
Underwriting fees																	2,635,000		2,635,000
Other costs																	$ 944,318		944,318
Public Shares issued																					$ 1,288,298
Deferred underwriting commissions including fees																		$ 9,150,000	$ 9,150,000
Sale of stock price per share (in Dollars per share)																		$ 10	$ 10
Private Placement [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares (in Shares)																	885,000
Unit price per share (in Dollars per share)																$ 10	$ 10
Proceeds from issuance of private placement																	$ 8,850,000
Private placement Units (in Shares)																			885,000		885,000
Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares (in Shares)																	2,000,000		2,000,000
Unit price per share (in Dollars per share)																$ 10	$ 10
Units issued during the period value																	$ 20,000,000
Deferred underwriting fees payable																$ 1,400,000	1,400,000	$ 1,400,000	$ 1,400,000
Offering costs																			12,729,318
Gross proceeds																			$ 20,000,000
Common Class A [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Number of shares redeemed (in Shares)												2,581,004	16,211,702	16,211,702
Number of temporary equity shares outstanding for redemptions (in Shares)																					2,173,298
Temporary equity, redemption price per share (in Dollars per share)													$ 10.2
Number of shares redemption (in Shares)																			16,211,702
Common stock issued (in Shares)																		5,481,250	5,481,250		885,000	6,246,207			885,000
Exercised redemption rights (in Shares)																			523,341
Payments of aggregate				$ 5,638,879
Sale of stock price per share (in Dollars per share)				$ 10.77
Redemptions and conversion of shares (in Shares)																			6,246,207
Common stock outstanding (in Shares)																		5,481,250	5,481,250		885,000	6,246,207			885,000
Common Class A [Member] | IPO [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares (in Shares)																					17,500,000
Unit price per share (in Dollars per share)																					$ 10
Common Class A [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares (in Shares)																					2,000,000
IPO [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Redemptions and conversion of shares (in Shares)																			764,957
Common Class B [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Common stock issued (in Shares)																		0	0		4,596,250	0			4,596,250
Common stock outstanding (in Shares)																		0	0		4,596,250	0			4,596,250
Investment Company Act [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Ownership percentage																		50.00%	50.00%
Subsequent Event
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Temporary equity stock shares redeemed during the period value												$ 26,481,101
Temporary equity stock redeemed during the period shares (in Shares)												2,581,004
True up payment made to the redeeming shareholders											$ 1,361,646
Deposit held in trust account	$ 22,949
Subsequent Event | Marketable Securities [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Trust account												$ 41,665,974
Subsequent Event | Common Class A [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Number of shares redeemed (in Shares)												2,581,004
Subsequent Event | US Treasury Securities [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Cash balance in trust account																								$ 13,823,227
IR Act [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Excise tax percentage															1.00%
Business Combination [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Business acquisition, effective date of acquisition																			Jan. 08, 2024		Apr. 08, 2023
Sponsor [Member] | IPO [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Deferred underwriting fees payable																$ 9,150,000	$ 9,150,000
Sponsor [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Maximum borrowing capacity													$ 1,500,000					$ 1,500,000	$ 1,500,000		$ 1,500,000
Common stock issued (in Shares)																						4,596,250
Sponsor [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Unsecured promissory note													$ 1,500,000
Sponsor [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares (in Shares)																	845,000		845,000
Unit price per share (in Dollars per share)																$ 10	$ 10	$ 10	$ 10
Proceeds from issuance of private placement																	$ 8,450,000
Gross proceeds																			$ 8,450,000
Sponsor [Member] | Common Class B [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Common stock outstanding (in Shares)																					4,679,125
Sponsor [Member] | Subsequent Event
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Deposit held in trust account	$ 22,949
Sponsor and Cohen and Company Capital Markets [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares (in Shares)																	699,996
Additional units issued during the period shares (in Shares)																	40,000		40,000
Proceeds from issuance of additional private placement units																	$ 400,000
Gross proceeds																			$ 400,000
Initial Stockholders [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period																		100.00%	100.00%		100.00%